GOODWILL	12 Months Ended
Dec. 31, 2022
GOODWILL
GOODWILL

NOTE 8 – GOODWILL

	As of December 31,
	2022	2021
Argentina (1)	493,080	736,756
Abroad (2)	1,677	1,701
Total goodwill	494,757	738,457
(1)	The variation in the amounts with respect to balance as of December 31, 2021 corresponds to the goodwill recognized with NYSSA acquisition for $288 milion (Note 3.d.1.b), an impairment of goodwill allocated to one Argentinian subsidiary for $(64) and the impairment of Telecom CGU Goodwill for $(243,900) (Note 3.v.1.a)
(2)	The variation in the amounts with respect to balance as of December 31, 2021 corresponds to temporary currency translation adjustments.